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May 1, 2015		Writer’s Direct Contact 212.468.8053 JBaris@mofo.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             The Victory Portfolios
File Nos. 33-8982, 811-4852

Ladies and Gentlemen:

The Victory Portfolios (“Registrant” or “VP”), is filing via EDGAR, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 126 under the Securities Act and No. 127 under the Investment Company Act of 1940, as amended, to its registration statement on Form N-1A (“PEA 126”).

PEA 126 is being filed pursuant to Rule 485(a) under the Securities Act for the purpose of registering Classes A, I and Y Shares of the Victory Munder Small Cap Growth Fund.

The purpose of the Amendment is to reflect responses to the comments of the Staff of the Division of Investment Management provided with respect to Post-Effective Amendment No. 122, which was filed pursuant to Rule 485(a) on February 20, 2015.

If you have any questions concerning the filing, please call me at 212-468-8053.

Very truly yours,

/s/ Jay G. Baris

Jay G. Baris

cc:           Karen L. Rossotto, Division of Investment Management

Christina D. Fettig, Division of Investment Management

Leigh A. Wilson, Chair of the Board

Michael D. Policarpo, II, Victory Capital Management Inc.

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Scott Stahorsky, Victory Capital Management Inc.

Edward J. Veilleux, Chief Compliance Officer

Nathan J. Greene, Shearman & Sterling LLP
Kelley A. Howes

S. Elliott Cohan

Matthew J. Kutner